Equity Method Investments - Summarized Income Statement Data (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2011 Zhuhai Zhengdian [Member] CNY	Dec. 31, 2012 Baimo and Fengmingxuan [Member] CNY	Dec. 31, 2011 Baimo and Fengmingxuan [Member] CNY
Schedule of Equity Method Investments [Line Items]
Revenues	$ 54,321,046	328,843,318	185,218,681	96,594,538			3,133,900	2,023,550
Gross profit	38,769,442	234,698,575	110,405,583	49,976,745			1,964,361	1,489,402
Operating loss	(14,787,246)	(89,517,552)	(4,835,419)	38,743,329	3,251,349	2,150,119	1,696,790	5,671,679
Net loss	$ (15,166,740)	(91,814,892)	(15,168,024)	42,776,042	3,251,349	2,150,119	1,686,296	5,672,640